Nov. 24, 2020
AdvisorShares STAR Global Buy-Write ETF (Prospectus Summary) | AdvisorShares STAR Global Buy-Write ETF
ADVISORSHARES STAR GLOBAL BUY-WRITE ETFNYSE Arca Ticker: VEGA
ADVISORSHARES TRUST

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
NYSE Arca Ticker: VEGA

Supplement dated November 24, 2020 to the
Summary Prospectus, Prospectus and Statement of Additional Information
dated November 1, 2020

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) for the AdvisorShares STAR Global Buy-Write ETF (the “Fund”). It should be read in conjunction with those documents and retained for future reference.

On October 1, 2020, Partnervest Financial Group LLC, the parent company of Partnervest Advisory Services, LLC (“Partnervest”), the investment sub-adviser to the Fund, concluded a transaction with ChangePath, LLC (“ChangePath”) pursuant to which ChangePath acquired substantially all of the assets of Partnervest Financial Group LLC and those of its subsidiaries, including Partnervest. As a result of the transaction, the portfolio managers of the Fund have become employees and/or affiliates of ChangePath and ChangePath will be replacing Partnervest as the sub-adviser to the Fund effective November 25, 2020. All references to Partnervest in the Summary Prospectus, Prospectus and SAI are hereby replaced with references to ChangePath. Also effective on November 25, 2020, Mr. Robert Kellogg joins Mr. Kenneth Hyman, Ms. Rebecca Valdez, Mr. Peter Van De Zilver and Mr. David Young as a portfolio manager of the Fund. There will be no change to the portfolio management services or the Fund’s sub-advisory fee.